Share capital - Weighted average assumptions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Share capital [Abstract]
Annualized volatility	55.00%	74.00%
Risk-free interest rate	2.04%	1.31%
Life of options in years	4	6.6
Estimated forfeiture rate, share options granted	22.40%	25.50%
Expected dividend as percentage, share options granted	0.00%	0.00%
Exercise price, share options granted	$ 5.29	$ 4.12
Market price on date of grant, share options granted	$ 5.29	$ 4.12
Share options granted, fair value	$ 2.89	$ 2.79